Document and Entity Information	Jul. 24, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	J C PENNEY CO INC
Entity Central Index Key	0001166126
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jul. 24, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-15274
Entity Tax Identification Number	26-0037077
Entity Address, Address Line One	6501 Legacy Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024-3698
City Area Code	(972)
Local Phone Number	431-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NONE
Security 12b Title	Common Stock of 50 cents par value
No Trading Symbol Flag	true
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NONE
Security 12b Title	Preferred Stock Purchase Rights
No Trading Symbol Flag	true